                       SUPPLEMENT DATED APRIL 12, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This Supplement is intended for distribution with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.). The prospectuses involved bear the title: "Venture Variable Annuity," "Venture III Variable Annuity," "Venture Vantage Variable Annuity" or "Venture Strategy Variable Annuity." We refer to these prospectuses as the "Prospectuses."

               REDUCTION OF AVAILABLE VARIABLE INVESTMENT OPTIONS

We are reducing the available Variable Investment Options described in the Prospectuses for Contracts purchased and issued on and after May 1, 2006. The following Funds will NOT be available under such Contracts, and you should disregard all references in the Prospectuses to these Funds and their corresponding Variable Investment Options if you purchase a Contract on and after that date:

JOHN HANCOCK TRUST:
500 Index Trust
Active Bond Trust
All Cap Core Trust
All Cap Growth Trust
All Cap Value Trust
American Blue Chip Income and Growth Trust
Core Bond Trust
Dynamic Growth Trust
Emerging Growth Trust
Emerging Small Company Trust
Global Trust
International Equity Index Trust A
Large Cap Trust
Large Cap Growth Trust
Large Cap Value Trust
Mid Cap Index Trust
Mid Cap Value Trust
Mid Value Trust
Quantitative All Cap Trust
Quantitative Mid Cap Trust
Quantitative Value Trust
Real Return Bond Trust
Small Cap Trust
Small Cap Index Trust
Special Value Trust
Strategic Income Trust
Strategic Opportunities Trust
Strategic Value Trust
Total Stock Market Index Trust
U.S. Core Trust (formerly "Growth & Income")
U.S. Global Leaders Growth Trust
U.S. High Yield Bond Trust
Utilities Trust

PIMCO VARIABLE INSURANCE TRUST:
VIT All Asset Portfolio

We may permit you to select these options under our transition rules, as described on the second page of this Supplement, if you apply for a Contract before May 1, 2006, but we do not issue it until after that date.

                            (continued on next page)


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      TERMINATION OF OPTIONAL GUARANTEED EARNINGS MULTIPLIER DEATH BENEFIT

We will no longer make the optional Guaranteed Earnings Multiplier ("GEM") death benefit described in the Prospectuses available for Contracts issued after May 1, 2006. We may permit you to select this option under our transition rules, as described on the second page of this Supplement, if you apply for a Contract before May 1, 2006, but we do not issue it until after that date.

Transition Rules

Under our transition rules, we will permit you to allocate your initial Purchase Payment to the Variable Investment Options listed above, or elect the GEM benefit, if you apply for a Contract before May 1, 2006 and:

     - we receive your application and initial Purchase Payment at our Annuity Service Office on or before April 28, 2006; or

     - we receive your application at our Annuity Service Office on or before April 28, 2006 but we do not receive your initial Purchase Payment until a later date that we determine to be within the time frame established by our current administrative procedures for exchanges, or

     - if you elect the GEM optional death benefit rider, we receive your application at our Annuity Service Office on or before April 28, 2006 and we determine that any delay in payment of the initial Purchase Payment is within the time frame established by our current administrative procedures for issuance of GEM.

If you elect to purchase a Contract with the Principal Plus for Life optional benefit, however, you may only select the Variable Investment Options permitted for that Rider.

If we issued you a Contract prior to May 1, 2006 (or if we determine to make the Variable Investment Options available to you under the Transition Rules), you may continue to allocate Purchase Payments and transfer amounts to the Variable Investment Options listed above in accordance with the terms set forth in the Prospectuses. We may, however, modify or delete any of these Variable Investment Options in the future.

                         SUPPLEMENT DATED APRIL 12, 2006

Venture       333-70728, 333-70730
Vantage       333-71072
Venture III   333-70850
Strategy      333-70864


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